Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes as reported in the consolidated statements of operations	$ (19,965)	$ (19,033)
Statutory tax rate	23.00%	23.00%
Theoretical income tax benefit	$ (4,592)	$ (4,378)
Foreign tax rate differentials	1	(3)
Non-deductible share based compensation	288	245
Non-deductible revaluation of warrants	752
Currency transactions gain	(1,602)	(1,226)
Change in valuation allowance	5,256	5,385
Other differences, net	(27)	52
Total income tax expense	$ 76	$ 75